J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders MSCI US REIT ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated May 14, 2024

to the current Summary Prospectus and Prospectus

Effective June 20, 2024, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Nicholas D’Eramo	2018	Executive Director
Michael Loeffler	2018	Executive Director
Alex Hamilton	2018	Executive Director

In addition, the “The Fund’s Management and Administration — The Portfolio Managers” section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

The portfolio management team utilizes a team-based approach. The portfolio management team for the Fund is comprised of Nicholas D’Eramo, Executive Director, Michael Loeffler, Executive Director, and Alex Hamilton, Executive Director. The team is responsible for managing the Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, managing cash flows, coordinating with members of the portfolio management team to focus on certain portfolios, implementing investment strategy, and researching and reviewing investment strategy. Mr. D’Eramo has been a portfolio manager for JPMIM since 2005 and an employee of the firm or one of its predecessors since 1999. Mr. Loeffler has been a portfolio manager for JPMIM since 2004 and has been an employee of the firm or one of its predecessors since 1999. Mr. Loeffler is a CFA charterholder. Mr. Hamilton has been a portfolio manager for JPMIM since April 2017. Prior to joining JPMIM, he was an assistant portfolio manager at the Ohio Public Employees Retirement System from 2013 until 2017. Before that time, he worked at Huntington National Bank in the corporate treasury and mortgage capital markets departments. Mr. Hamilton is a CFA charterholder.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

SUP-USREITETF-524

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders MSCI US REIT ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated May 14, 2024

to the current Statement of Additional Information, as supplemented

Effective June 20, 2024, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 28, 2023:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
BetaBuilders MSCI US REIT ETF
Nicholas D’Eramo	18	$57,258,501	9	$26,219,343	4	$514,922
Michael Loeffler	18	57,258,501	9	26,219,343	4	514,922
Alex Hamilton	11	40,008,611	9	26,219,343	2	221,796

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2023:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
BetaBuilders MSCI US REIT ETF
Nicholas D’Eramo	0	$0	0	$0	0	$0
Michael Loeffler	0	0	0	0	0	0
Alex Hamilton	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

In addition, effective June 20, 2024, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities beneficially owned by each portfolio manager as of February 28, 2023. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to the Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund Shares.

SUP-SAI-USREITETF-524

Fund	Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
BetaBuilders MSCI US REIT ETF
Nicholas D’Eramo			X
Michael Loeffler		X
Alex Hamilton	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE